GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 54,162	$ 47,201
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	19,995	24,391
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	11,780	7,865
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	12,301	6,760
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 10,086	$ 8,185